OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Jun. 30, 2022
Other Intangible Assets
SUMMARY OF OTHER INTANGIBLE ASSETS

The following table shows the movements in other intangible assets:

	2022	2021
	$	$
Other intangible assets:
Gross carrying amount
Balance at beginning of period	-	-
Brands, trademark and trade names, acquired through business combination	720,550	-
Domain names	32,868
Balance at end of period	753,418	-

Accumulated amortisation:
Balance at beginning of period	-	-
Amortisation for the period	(128,498)	-
Balance at end of period	(128,498)	-
Carrying amount at the end of the period	624,920	-